Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 457,292	$ 522,870
Trade accounts receivable less allowance for doubtful accounts of $299,751 in 2011 and $277,139 in 2010	2,798,318	2,573,258
Accounts receivable from related parties	111,008	113,976
Inventories	967,496	809,097
Prepaid expenses and other current assets	1,035,366	783,231
Deferred tax asset, current	325,539	350,162
Total current assets	5,695,019	5,152,594
Property, plant and equipment, net	2,629,701	2,527,292
Intangible assets	686,652	692,544
Goodwill	9,186,650	8,140,468
Deferred tax asset, non-current	88,159	93,168
Equity Method Investments	692,025	250,373
Other assets	554,644	238,222
Total assets	19,532,850	17,094,661
Current liabilities:
Accounts payable	541,423	420,637
Accounts payable to related parties	111,226	121,887
Accrued expenses and other current liabilities	1,704,273	1,537,423
Short-term borrowings and other financial liabilities	98,801	670,671
Short-term borrowings from related parties	28,013	9,683
Current portion of long-term debt and capital lease obligations	1,589,776	263,982
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0	625,549
Income tax payable, current	162,354	117,542
Deferred tax liability, current	26,745	22,349
Total current liabilities	4,262,611	3,789,723
Total long-term debt less current maturities	5,494,810	4,309,676
Other liabilities	236,628	294,015
Pension liabilities	290,493	190,150
Income tax payable, non-current	189,000	200,581
Deferred tax liability, non-current	587,800	506,896
Total liabilities	11,061,342	9,291,041
Noncontrolling interests subject to put provisions	410,491	279,709
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,965,691 issued and outstanding	4,452	4,440
Common stock, no par value, 1.00 Euro nominal value, 385,396,450 shares authorized, 300,164,922 issued and outstanding	371,649	369,002
Additional paid-in capital	3,362,633	3,339,781
Retained earnings	4,648,585	3,858,080
Accumulated other comprehensive (loss)	(485,767)	(194,045)
Total Company shareholders' equity	7,901,552	7,377,258
Noncontrolling interests not subject to put provisions	159,465	146,653
Total equity	8,061,017	7,523,911
Total liabilities and equity	$ 19,532,850	$ 17,094,661